INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012
Series Fifteen [Member]
Investments In Operating Limited Partnerships [Line Items]
Income Loss Not Recognized Under Equity Method Accounting	$ 593,055		$ 547,085
Series Sixteen [Member]
Investments In Operating Limited Partnerships [Line Items]
Income Loss Not Recognized Under Equity Method Accounting	836,199		833,896
Fund Receivable		65,000
Series Seventeen [Member]
Investments In Operating Limited Partnerships [Line Items]
Write Off Of Capital Contribution Payable		6,086
Income Loss Not Recognized Under Equity Method Accounting	505,941		717,911
Series Eighteen [Member]
Investments In Operating Limited Partnerships [Line Items]
Income Loss Not Recognized Under Equity Method Accounting	574,802		537,292
Series Nineteen [Member]
Investments In Operating Limited Partnerships [Line Items]
Income Loss Not Recognized Under Equity Method Accounting	$ 225,605		$ 326,625